Summary Of Significant Accounting Policies (Carrying Value Of Indebtedness And Corresponding Estimate Of Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Mortgage notes payable	$ 4,449,734		$ 3,102,485
Mezzanine notes payable	311,040		0
Unsecured senior notes	5,835,854		4,639,528
Unsecured exchangeable senior notes	744,880		1,170,356
Total	4,258,530
Impact of accounting pronouncement	2,438		25,500
Carrying Amount [Member]
Summary Of Significant Accounting Policies [Line Items]
Mortgage notes payable	4,449,734		3,102,485
Mezzanine notes payable	311,040		0
Unsecured senior notes	5,835,854		4,639,528
Unsecured exchangeable senior notes	744,880	[1]	1,170,356	[1]
Total	11,341,508		8,912,369
Estimated Fair Value [Member]
Summary Of Significant Accounting Policies [Line Items]
Mortgage notes payable	4,545,283		3,256,940
Mezzanine notes payable	311,064		0
Unsecured senior notes	6,050,517		5,162,486
Unsecured exchangeable senior notes	750,266		1,278,554
Total	11,657,130		9,697,980
ASC 470-20 Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Impact of accounting pronouncement	$ 2,400		$ 25,500

[1]	Includes the net adjustment for the equity component allocation totaling approximately $2.4 million and $25.5 million at December 31, 2013 and December 31, 2012, respectively.